Condensed Consolidated Interim Statements of Operations and Comprehensive Loss (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013	Mar. 31, 2014	Mar. 31, 2013
Expenses
Research and development	$ 435,671	$ 232,032	$ 1,178,837	$ 747,502	$ 937,426	$ 637,661
Professional and consulting fees	261,350	165,302	601,491	407,941	574,875	250,943
General and administrative	167,747	95,699	549,947	205,248	302,353	345,293
Imputed interest expense (Note 5)	0	45,063	27,677	55,647	101,985	7,282
Interest expense	179	17,124	6,212	10,868	28,629	0
Depreciation (Note 4)	10,412	423	34,036	1,349	1,772	2,330
Other income	(323)	(473,162)	(46,026)	0	(495,271)	(306,450)
Share-based compensation expense (Notes 7(v) and 8)	371,637	0	112,573	0	0	0
Operating Income (Loss)	(1,246,673)	(82,481)	(2,464,747)	(1,428,555)	(1,451,769)	(937,059)
Net loss for the period	(1,246,673)	(82,481)	(2,464,747)	(1,428,555)	(1,451,769)	(937,059)
Foreign exchange translation adjustment for the period	24,779	18,837	(24,390)	(553)	18,284	23,013
Net loss and comprehensive loss for the period	$ (1,221,894)	$ (63,644)	$ (2,489,137)	$ (1,429,108)	$ (1,433,485)	$ (914,046)
Loss per share - basic and diluted (in dollars per share)	$ (0.02)	$ 0.00	$ (0.16)	$ (0.12)	$ (0.12)	$ (0.09)
Weighted average number of shares outstanding (in shares)	52,726,746	36,621,885	15,358,291	11,602,879	11,612,900	10,375,937